RELATED PARTY TRANSACTIONS - Narrative (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2021	Dec. 31, 2020	Aug. 31, 2020	Apr. 30, 2020	Feb. 28, 2019
Related Party Transactions
Face amount					$ 1,700
Loan Facility
Related Party Transactions
Face amount		$ 6,500		$ 6,500
Mr. Willer
Related Party Transactions
Agreed settlement of indebtedness from related party	$ 375
Number of shares owed to related party						250,000
Agreed number of reduction in common shares as a part of settlement	50,000
Founder and former Executive Chairman | Business Development Services and Patient Advocate Services
Related Party Transactions
Compensation paid		$ 331	$ 299